Expense Example, No Redemption - PGIM Strategic Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	422	635	866	1,529	176	553	956	1,883	63	231	413	940	60	213	379	860